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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page

          Report for the Calendar Year or Quarter Ended 3/31/2010

If amended report check here:      [_]                    Amendment Number:
                                                                            ----

This Amendment (Check only one):   [_] is a restatement
                                   [_] adds new holding entries.

--------------------------------------------------------------------------------
Name of Institutional Investment Manager

Global Capital Management, Inc.
--------------------------------------------------------------------------------
Business Address                    (Street)      (City)      (State)      (Zip)
One West First Avenue, Suite 300
Conshohocken Pa, 19428

13F File Number: 28-11502

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Anthony W. Soslow                President, Director               (610)567-0320
Name                                   (Title)                        (Phone)


                                               /s/ Anthony W. Soslow
                                               ---------------------------------
                                               (Manual Signature of Person Duly
                                               Authorized to Submit This Report)

                                                    Conshohocken, PA    4/6/2010
                                                     (Place and Date of Signing)

Report Type:

[X]  13F HOLDINGS REPORT.

[_]  13F NOTICE.

[_]  13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          85

Form 13F Information Table Value Total:    $153,118
                                        (thousands)

List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

   13F File No.:   Name:                     13F File No.:   Name:
   -------------   --------------------      -------------   -------------------
1. 28-                                    6.
   -------------   --------------------      -------------   -------------------
2.                                        7.
   -------------   --------------------      -------------   -------------------
3.                                        8.
   -------------   --------------------      -------------   -------------------
4.                                        9.
   -------------   --------------------      -------------   -------------------
5.                                        10.
   -------------   --------------------      -------------   -------------------

                                    FORM 13F

                                INFORMATION TABLE

                                                                         PAGE  1

--------------------------------------------------------------------------------------------------------------------------
ITEM 1                              ITEM 2  ITEM 3  ITEM 4      ITEM 5          ITEM 6          ITEM 7        ITEM 8
                                                      FAIR               INVESTMENT DISCRETION           VOTING AUTHORITY
                                     TITLE           MARKET   SHARES OF                 SHARED
NAME OF ISSUER                        OF     CUSIP   VALUE    PRINCIPAL   SOLE  SHARED  OTHER    MANA-  SOLE  SHARED  NONE
                                     CLASS  NUMBER  (x$1000)    AMOUNT     (A)    (B)     (C)    GERS    (A)    (B)    (C)
--------------------------------------------------------------------------------------------------------------------------


                                                                                               4/1/2010

                                       COLUMN 2    COLUMN 3  COLUMN 4   COLUMN 5     COLUMN 6  COLUMN 7     COLUMN 8
                                    -------------- --------- -------- ------------- ---------- -------- ----------------
                                                              VALUE   SHRS OR  PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
                                    TITLE OF CLASS  CUSIP    (x1000)  PRN AMT  CALL DISCRETION MANAGERS SOLE SHARED NONE
                                    -------------- --------- -------- ------- ----- ---------- -------- ----------------
Aeropostale, Inc...................     Stock      7865108    4,845   164,795          Sole      N/A         Shared
AmerisourceBergen Corp.............     Stock      03073e105    780    27,271          Sole      N/A         Shared
Abbot Labs.........................     Stock      2824100      561    10,588          Sole      N/A         Shared
Aflac Corporation..................     Stock      1055102      435     7,951          Sole      N/A         Shared
AGL Resources......................     Stock      1204106    2,628    67,516          Sole      N/A         Shared
Allegiant Travel...................     Stock      01748x102  3,401    60,302          Sole      N/A         Shared
Alliant Techsystems Inc............     Stock      18804104   1,701    20,649          Sole      N/A         Shared
AmSurg Corp........................     Stock      03232p405    555    25,689          Sole      N/A         Shared
Amedisys Inc.......................     Stock      023436108  2,281    40,018          Sole      N/A         Shared
Amphenol Corp......................     Stock      032095101    649    15,305          Sole      N/A         Shared
Amtrust Financial Services Inc.....     Stock      032359309    508    35,880          Sole      N/A         Shared
Apache, Inc........................     Stock      037411105    482     4,640          Sole      N/A         Shared
Atwood Oceanics....................     Stock      050095108  1,712    48,444          Sole      N/A         Shared
Bemis Co Inc.......................     Stock      081437105  3,584   120,606          Sole      N/A         Shared
Best Buy...........................     Stock      086516101    382     8,979          Sole      N/A         Shared
Big Lots Inc.......................     Stock      89302103   3,931   106,751          Sole      N/A         Shared
Brady Corp.........................     Stock      104674106    343    10,750          Sole      N/A         Shared
Broadridge Financial Solutions.....     Stock      11133T103  2,652   124,379          Sole      N/A         Shared
Buckle, Inc........................     Stock      118440106    458    12,325          Sole      N/A         Shared
CF Insustries Holdings, Inc........     Stock      125269100    367     3,970          Sole      N/A         Shared
Check Point Software...............     Stock      M22465104    520    14,812          Sole      N/A         Shared
Chubb Group........................     Stock      171232101    279     5,367          Sole      N/A         Shared
Comcast Corp CL A..................     Stock      20030N101    385    20,420          Sole      N/A         Shared
Commerce Bancshares Inc............     Stock      200525103  3,109    75,565          Sole      N/A         Shared
CSG Systems International..........     Stock      126349109  4,586   218,399          Sole      N/A         Shared
Del Monte Foods....................     Stock      24522P103  3,525   241,086          Sole      N/A         Shared
Devon Energy Corp..................     Stock      25179m103    353     5,366          Sole      N/A         Shared
Dollar Tree Stores Inc.............     Stock      256746108  4,896    81,907          Sole      N/A         Shared
Dril-Quip Inc......................     Stock      262037104    527     8,242          Sole      N/A         Shared
Ebay, Inc..........................     Stock      278642103    529    19,904          Sole      N/A         Shared
Endo Pharmaceuticals Holdings Inc..     Stock      29264f205  3,616   153,204          Sole      N/A         Shared
Energen Corp.......................     Stock      29265N108  3,417    71,868          Sole      N/A         Shared
Ensco International, Inc...........     Stock      26874q100    364     7,750          Sole      N/A         Shared
ITT Educational Services...........     Stock      45068B109  2,928    26,249          Sole      N/A         Shared
EZCORP Inc.........................     Stock      302301106  2,602   124,224          Sole      N/A         Shared
Fair Issac Corp....................     Stock      303250104    526    20,635          Sole      N/A         Shared
Family Dollar Stores...............     Stock      307000109    750    20,268          Sole      N/A         Shared
Flowserve Corp.....................     Stock      34354P105  2,886    25,554          Sole      N/A         Shared
Fossil, Inc........................     Stock      349882100  4,388   113,071          Sole      N/A         Shared
Freeport-McMoRan Copper& Gold......     Stock      35671D857    288     3,337          Sole      N/A         Shared
General Dynamics...................     Stock      369550108    617     7,921          Sole      N/A         Shared


                                    COLUMN 2    COLUMN 3  COLUMN 4   COLUMN 5     COLUMN 6  COLUMN 7     COLUMN 8
                                 -------------- --------- -------- ------------- ---------- -------- ----------------
                                                           VALUE   SHRS OR  PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
                                 TITLE OF CLASS  CUSIP    (x1000)  PRN AMT  CALL DISCRETION MANAGERS SOLE SHARED NONE
                                 -------------- --------- -------- ------- ----- ---------- -------- ----------------
Global Payments Inc.............     Stock      37940X102  605      13,250          Sole      N/A         Shared
HCC Insurance Holdings..........     Stock      404132102  2,601    93,754          Sole      N/A         Shared
Harris Corporation..............     Stock      413875105  408       8,531          Sole      N/A         Shared
Helmerich & Payne...............     Stock      423452101  1,943    50,110          Sole      N/A         Shared
Home Depot Inc..................     Stock      437076102  420      12,982          Sole      N/A         Shared
Hewlett Packard.................     Stock      428236103  480       9,015          Sole      N/A         Shared
International Business Machines.     Stock      459200101  657       5,121          Sole      N/A         Shared
j2 Global Communications Inc....     Stock      46626E205  2,899   122,494          Sole      N/A         Shared
Jack Henry......................     Stock      426281101  3,389   139,199          Sole      N/A         Shared
Jos. A Bank Clothiers, Inc......     Stock      480838101  991      17,425          Sole      N/A         Shared
Kirby Corp......................     Stock      497266106  368       9,650          Sole      N/A         Shared
Knight Capital..................     Stock      499005106  3,146   204,129          Sole      N/A         Shared
L-3 Communications..............     Stock      502424104  326       3,520          Sole      N/A         Shared
Lender Processing Services......     Stock      52602E102  2,356    61,811          Sole      N/A         Shared
Lincare Holdings................     Stock      532791100  3,206    70,543          Sole      N/A         Shared
Mantech International Corp......     Stock      564563104  3,122    63,324          Sole      N/A         Shared
MDU Resources Group Inc.........     Stock      552690109  358      16,335          Sole      N/A         Shared
Meredith Corporation............     Stock      589433101  2,191    63,016          Sole      N/A         Shared
McDonalds.......................     Stock      580135101  531       7,852          Sole      N/A         Shared
Microsoft.......................     Stock      594918104  375      12,866          Sole      N/A         Shared
NBTY Inc........................     Stock      628782104  3,753    76,573          Sole      N/A         Shared
NII Holdings Inc................     Stock      62913F201  1,071    25,245          Sole      N/A         Shared
Neustar, Inc....................     Stock      64126X201  2,548    99,714          Sole      N/A         Shared
Novellus Systems................     Stock      670008101  1,782    70,840          Sole      N/A         Shared
Prosperity Bancshares Inc.......     Stock      743606105  4,182   101,879          Sole      N/A         Shared
Research in Motion..............     Stock      760975102  229       3,341          Sole      N/A         Shared
Reinsurance Group of America....     Stock      759351604  1,757    33,307          Sole      N/A         Shared
RPM International Inc...........     Stock      749685103  3,067   141,163          Sole      N/A         Shared
Scansource Inc..................     Stock      806037107  2,749    93,792          Sole      N/A         Shared
Sigma Aldrich...................     Stock      826552101  3,302    60,500          Sole      N/A         Shared
Sigma Designs Inc...............     Stock      826565103  337      29,369          Sole      N/A         Shared
Snap-on Inc.....................     Stock      833034101  2,283    52,273          Sole      N/A         Shared
Synopsys Inc....................     Stock      871607107  353      15,650          Sole      N/A         Shared
Syntel, Inc.....................     Stock      87162h103  542      14,100          Sole      N/A         Shared
Terra Industries................     Stock      880915103  704      15,376          Sole      N/A         Shared
The Travelers Co, Inc...........     Stock      89417E109  360       6,668          Sole      N/A         Shared
True Religion Apparel Inc.......     Stock      89784N104  2,991    99,888          Sole      N/A         Shared
United Technologies.............     Stock      913017109  544       7,343          Sole      N/A         Shared
Universal Health Services Inc...     Stock      913903100  4,520   123,119          Sole      N/A         Shared
Valspar Corp....................     Stock      920355104  3,257   109,725          Sole      N/A         Shared
Varian Medical Systems..........     Stock      92220p105  2,415    42,841          Sole      N/A         Shared
Wal-Mart Stores.................     Stock      931142103  341       6,137          Sole      N/A         Shared
World Acceptance Corp...........     Stock      981419104  2,153    58,769          Sole      N/A         Shared
World Fuel Services.............     Stock      981475106  4,160   150,493          Sole      N/A         Shared